Due to Trust Account, Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Summary of Due to Trust Account Transactions	A summary of due to trust account transactions at March 31, 2021 and 2022 is as follows:

	2021	2022
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥3,891,831	¥6,307,463
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%

Components of Other Short-term Borrowings
Other short-term borrowings at March 31, 2021 and 2022 were comprised of the following:

	2021	2022
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,207,610	¥1,491,509
Borrowings from the Bank of Japan	9,238,209	10,231,483
Borrowings from other financial institutions	141,060	68,384
Other	126,060	810,849	(1)
Total domestic offices	10,712,939	12,602,225
Foreign offices:
Commercial paper	3,281,866	3,776,737
Borrowings from other financial institutions	113,874	82,914
Short-term debentures	7,775	22,059
Other	71,306	59,287
Total foreign offices	3,474,821	3,940,997
Total	14,187,760	16,543,222
Less unamortized discount	37	85
Other short-term borrowings—net	¥14,187,723	¥16,543,137
Weighted average interest rate on outstanding balance at end of fiscal year	0.06%	0.09%

Note:
(1)Other include borrowings from the jointly operated designated money in trusts.

Components of Long-term Debt
Long-term debt (with original maturities of more than one year) at March 31, 2021 and 2022 was comprised of the following:

	2021	2022
	(in millions)
MUFG:
Obligations under finance leases	¥4,989	¥3,326
Unsubordinated debt (1):
Fixed rate bonds, payable in US dollars, due 2022-2039, principally 0.85%-4.29%	4,224,401	5,501,311
Fixed rate bonds, payable in Euro, due 2023-2033, principally 0.34%-1.75%	482,856	508,524
Fixed rate bonds, payable in other currencies, due 2024-2029, principally 2.08%-4.05%(2)	34,262	37,424
Adjustable rate bonds, payable in Japanese yen, due 2025-2032, principally 0.14%-0.42%	—	95,900
Adjustable rate bonds, payable in Euro, due 2027, principally 0.34%	—	68,350
Floating rate bonds, payable in US dollars, due 2022-2023, principally 1.05%-1.24%	669,464	416,171
Floating rate bonds, payable in Euro, due 2023, principally 0.02%	45,430	47,845
Floating rate bonds, payable in other currencies, due 2024, principally 1.31% (2)	33,744	36,800
Total	5,490,157	6,712,325
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2024-2031, principally 0.37%-1.39%	776,886	771,014
Adjustable rate bonds, payable in Japanese yen, due 2027-2031, principally 0.29%-0.58%	1,072,209	905,925
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 0.82%-2.50%	1,704,816	1,486,734
Adjustable rate borrowings, payable in Japanese yen, due 2028-2029, principally 0.30%-0.46%	31,500	31,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.85%-1.17%	87,085	86,725
Floating rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	86,000	86,000
Total	3,758,496	3,367,898
Total	9,253,642	10,083,549
MUFG Bank:
Obligations under finance leases	¥4,628	¥4,419
Unsubordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2022-2027, principally 0.63%-2.34%	123,300	72,400
Fixed rate bonds, payable in US dollars, due 2023-2052, principally 0.00%-4.70%	1,041,115	1,052,443
Fixed rate bonds, payable in Euro, due 2033, principally 1.81%	109,619	6,152
Fixed rate bonds, payable in other currencies, due 2047, principally 0.00% (2)	3,100	—
Fixed rate borrowings, payable in Japanese yen, due 2022-2028, principally 0.00%-0.25%	18,689,074	18,582,830
Fixed rate borrowings, payable in US dollars, due 2026-2030, principally 0.72%-2.93%	7,833	8,371
Floating rate borrowings, payable in US dollars, due 2022-2031, principally 0.16%-4.45%	721,941	714,718
Floating rate borrowings, payable in Euro, due 2025-2036, principally 0.00%-0.40%	111,611	103,231
Total	20,807,593	20,540,145
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2022-2031, principally 1.39%-2.91%	350,900	236,000
Fixed rate borrowings, payable in Japanese yen, due 2022-2035, principally 0.43%-2.24%	73,400	71,000
Adjustable rate borrowings, payable in Japanese yen, due 2028, principally 1.06%	10,000	10,000
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.25%	15,000	15,000
Total	449,300	332,000
Obligations under loan securitization transaction accounted for as secured borrowings due 2022-2080, principally 0.13%-10.00%	618,072	519,718
Total	21,879,593	21,396,282

	2021	2022
	(in millions)
Other subsidiaries:
Obligations under finance leases	¥10,520	¥8,359
Unsubordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2022-2051, principally 0.00%-17.30%	878,276	1,088,884
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2022-2036, principally 0.00%-21.50%	885,950	124,841
Fixed rate borrowings, bonds and notes, payable in Euro, due 2024-2030, principally 0.00%	2,719	10,796
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2022-2028, principally 0.00%-7.15%	349,666	230,630
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2022-2037, principally 0.00%-9.50%(2)	320,663	306,778
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2022-2052, principally 0.00%-65.00%	1,007,882	1,000,691
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2022-2032, principally 0.00%-53.50%	174,997	130,597
Floating/Adjustable rate bonds and notes, payable in Euro, due 2022-2024, principally 0.00%-3.00%	1,092	230
Total	3,621,245	2,893,447
Subordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2022-2030, principally 1.36%-2.61%	184,894	114,946
Fixed rate bonds and notes, payable in US dollars, due 2022-2030, principally 7.50%-9.90%	1,212	2,262
Fixed rate bonds and notes, payable in Thai baht, due 2027-2031, principally 3.00%-3.90%	209,189	208,581
Fixed rate bonds and notes, payable in other currencies, due 2021, principally 0.00% (2)	6,915	—
Floating rate bonds and notes, payable in US dollars, due 2028, principally 6.90%	3,820	2,866
Total	406,030	328,655
Obligations under loan securitization transaction accounted for as secured borrowings due 2022, principally 2.25%	11	1
Total	4,037,806	3,230,462
Total	35,171,041	34,710,293
Debt issuance cost	¥(13,390)	¥(13,694)
Total	¥35,157,651	¥34,696,599

Notes:
(1)Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Russian ruble etc., excluding Japanese yen, US dollars, Euro and Thai baht have been summarized into the “Other currencies” classification.
Summary of Subsequent Maturities of Long-term Debt
The following is a summary of maturities of long-term debt subsequent to March 31, 2022 :

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2023	¥987,009	¥981,284	¥1,026,760	¥2,995,053
2024	827,301	1,107,551	427,939	2,362,791
2025	1,060,164	16,551,665	398,353	18,010,182
2026	966,692	1,218,584	223,445	2,408,721
2027	414,824	156,907	186,208	757,939
2028 and thereafter	5,827,559	1,380,291	967,757	8,175,607
Total	¥10,083,549	¥21,396,282	¥3,230,462	¥34,710,293